COMPENSATION OF KEY MANAGEMENT (Tables)	12 Months Ended
Dec. 31, 2021
Analysis of income and expense [abstract]
Summary of compensation of key management
The remuneration of directors and other key management personnel of CI during the years ended December 31 is as follows:

	2021	2020
	$	$
Cash compensation	11,707	5,155
Equity-based compensation	9,072	6,660
Total	20,779	11,815